Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Temporary equity	$ 120,622,804
Unrecognized tax benefits
Accrued for interest
Net tangible assets	5,000,001	5,000,001	5,000,001
Federal insurance	250,000	250,000	250,000
Investment held in trust account	121,479,815	0	0
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs		5,610,317	5,610,317
Underwriting fees	1,265,000	1,265,000
Offering cost	5,610,317	3,450,000	3,450,000
Other offering costs	895,317	895,317	895,317
Offering cost	5,404,094	5,404,094	5,404,094
Temporary equity	206,223	$ 206,223	$ 206,223
Deferred underwriting fees	3,450,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Temporary equity	$ 120,622,804
Redemption per share (in Dollars per share)	$ 10.49	$ 0	$ 0
Redemption amount			$ 0
Class A Ordinary Shares [Member] | Possible Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Redemption per share (in Dollars per share)		$ 10.25	$ 10.25